CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Successor [Member]
Current Assets
Cash and cash equivalents	$ 4,880	$ 6,275
Accounts receivable, net of allowance for credit losses of $0 and $2, respectively	1,686	1,956
Unbilled and other receivables	89	211
Prepaid expenses and other current assets	425	587
Total current assets	7,080	9,029
Property and equipment, net	64	115
Intangible assets, net	15,404	18,136
Operating lease right-of-use asset, net	465	486
Goodwill	8,737	8,737
Other assets	53	78
Total Assets	31,803	36,581
Current Liabilities
Accounts payable	509	975
Accrued liabilities	2,383	1,452
Deferred revenue	2,683	2,878
Warrant liability	5,048	1,683
Operating lease obligation, current	350	275
Promissory note, net	603	3,053
Total current liabilities	11,576	10,316
Operating lease obligation, noncurrent	123	230
Convertible debt	4,512
Deferred tax liability		637
Total Liabilities	16,211	11,183
Stockholders’ Equity
Additional paid-in capital	92,583	83,282
Accumulated deficit	(77,209)	(57,801)
Accumulated other comprehensive income (loss)	216	(85)
Total Stockholders’ Equity	15,592	25,398
Total Liabilities and Stockholders’ Equity	31,803	36,581
Successor [Member] | Common Class A [Member]
Stockholders’ Equity
Common Stock value	2	2
Successor [Member] | Common Class C [Member]
Stockholders’ Equity
Common Stock value
Predecessor [Member] | Common Class C [Member]
Stockholders’ Equity
Common Stock value